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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  March 1, 2004 through February 28, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     [LOGO]
                                     PIONEER
                             -----------------------
                                     SELECT
                                      VALUE
                                      FUND

                                     Annual
                                     Report

                                    2/28/05

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              4
Portfolio Management Discussion                              6
Schedule of Investments                                      9
Financial Statements                                        13
Notes to Financial Statements                               17
Report of Independent Registered Public Accounting Firm     21
Trustees, Officers and Service Providers                    22

The Fund offers Class A shares only to individual investors who are residents of Massachusetts. Class B and Class C shares are not currently offered to Massachusetts residents or in any other state. The Fund may offer Class B and Class C shares and extend the offering of Class A shares in the future.

Since the Fund is newly organized and currently offered only to individual investors who are residents of Massachusetts, the Fund's assets may grow at a slower rate than if the Fund engaged in a broader public offering or may not rise to a sufficient level to be economically viable. If this occurs, the Fund may be liquidated without shareholder vote at a time that may not be favorable for certain shareholders.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 2/28/05
--------------------------------------------------------------------------------
Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/05

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S Common Stocks                            93.9%
Depositary Receipts for International Stocks  6.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Industrials                       3.9%
Utilities                         3.9%
Telecommunication Services        4.2%
Energy                            5.3%
Consumer Staples                  8.5%
Materials                         8.6%
Health Care                      12.9%
Information Technology           16.4%
Consumer Discretionary           17.6%
Financials                       18.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  Occidental Petroleum Corp.                         5.28%
2.  Tenet Healthcare Corp.                             4.89
3.  Providian Financial Corp.                          4.70
4.  Freeport-McMoRan Copper & Gold, Inc. (Class B)     4.67
5.  Foot Locker, Inc.                                  4.64
6.  Vodafone Group Plc (A.D.R.)                        4.23
7.  The Interpublic Group of Co., Inc.                 3.93
8.  Reliant Energy                                     3.91
9.  The PMI Group, Inc.                                3.88
10. Viacom, Inc. (Class B)                             3.81

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

per Share   2/28/05   6/10/04
            $11.42    $10.00

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(6/10/04 - 2/28/05)       Income       Capital Gains   Capital Gains
                           $ -          $ -            $0.1203

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Value Fund, at public offering price, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

            Russell 1000       Pioneer Select
             Value Index        Value Fund
6/04            10000            10000
5/05            11643            10883

Average Annual Total Returns
(As of February 28, 2005)
                                    Public
                       Net Asset    Offering
Period                   Value     Price (POP)
 Life-of-Fund
 (6/10/04)            15.47%      8.83%


Call 1-800-225-6292 or visit www.pionerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is not guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from inception September 1, 2004 through February 28,
2005


Share Class                             A
--------------------------------------------
 Beginning Account Value          $1,000.00
 On 9/1/04
 Ending Account Value             $1,166.36
 On 2/28/05
 Expenses Paid During Period*     $   10.42

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2004 through February 28, 2005.

Share Class                             A
---------------------------------------------
 Beginning Account Value          $1,000.00
 On 9/1/04
 Ending Account Value             $1,050.00
 On 2/28/05
 Expenses Paid During Period*     $    9.87

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05

U.S. equity prices, despite some interim volatility, generally advanced higher during the period from the inception of Pioneer Select Value Fund in June 2004, through the end of its fiscal year on February 28, 2005. Small- and mid-cap stocks tended to outperform large-company equities, while value stocks tended to outdistance growth stocks. In the following discussion, Rod Wright, leader of the team that manages Pioneer Select Value Fund, provides an update on the Fund from inception through the end of the fiscal year.

Q: How did Pioneer Select Value Fund perform since its inception on June 10, 2004 through the end of its fiscal year on February 28, 2005?

A: We manage Pioneer Select Value Fund to achieve consistent, long-term performance with minimal risk, rather than trying to maximize short-term performance by catching market trends. From inception on June 10, 2004, through the end of its fiscal year on February 28, 2005, the Fund's Class A shares had a total return of 15.47% at net asset value. During that period, the benchmark Russell 1000 Value Index returned 14.91%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What factors affected performance during the period?

A: We kept to our basic strategy, maintaining a portfolio of about 30 large-cap and mid-cap stocks selected because of the attractiveness of their underlying businesses and their appealing risk/ reward characteristics. Because the portfolio is so concentrated, it inevitably tends to exhibit more day-to-day volatility than a portfolio with a larger number of individual stocks. We construct our portfolio primarily based on our fundamental analysis of different companies rather than making broad sector or industry allocations. Our objective is to pick a group of companies that over the long term have the potential to produce consistent, superior performance.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

    During the period, our selections in the health care and basic materials sectors had the greatest positive influence on performance, followed by holdings in the telecommunications, financials and consumer discretionary sectors. Our underweighting of the energy sector was the greatest drag on the Fund's return, as energy stocks turned in particularly strong performance as the prices of oil and natural gas rose dramatically, especially in the final month of the period. We had been concerned about the high valuations of many energy companies, but they nevertheless had very strong performance during the more than eight months of the Fund's initial operations.

Q: What were some of the individual stocks that influenced performance results?

A: Although our stock selection process resulted in our underweighting the energy sector, Occidental Petroleum was the single greatest positive contributor to Fund results. Materials companies Phelps Dodge, primarily a copper producer, and copper and gold company Freeport-McMoRan also made significant contributions to performance. We sold our position in Phelps Dodge to take profits. Pharmaceuticals distributor McKesson, credit-card issuer Providian Financial, advertising agency Interpublic, and American Greetings all added to the Fund's performance. We took profits and liquidated our position in American Greetings.

    Detracting from results, especially when compared to the benchmark Russell 1000 Value Index, was our decision not to own any of the major oil companies that performed especially well. The companies included ExxonMobil, ChevronTexaco and ConocoPhillips. Disappointing holdings included Safeway, the supermarket chain, and Marsh & McLellan, an insurance broker whose stock fell after the New York attorney general launched an investigation into the relationships between insurance companies and brokers. We have sold our position in Marsh & McLellan.

Q:  What is your investment outlook?

A: We are reasonably optimistic about the potential of our holdings, which represent many of the most interesting ideas that our analysts have discovered. Overall, we think the investment environment is positive. The economy is growing steadily and both inflation and interest rates remain low. In addition, as corporate

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05                            (continued)
--------------------------------------------------------------------------------

    profits have risen, stock valuations appear more reasonable than they have been recently. Added to these positive economic influences is the fact that global tensions appear to be decreasing, enhancing the chances of greater stability on the international front, which also should be positive for the economy in general, and equity investing in particular.

Investing in foreign and/or emerging markets securities involves risk relating to interest rates, currency exchange rates, economic, and political conditions. Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economics, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly. Investing in small and mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05
--------------------------------------------------------------------------------

 Shares                                                          Value
           COMMON STOCKS - 109.5%
           Energy - 5.8%
           Integrated Oil & Gas - 5.8%
   235     Occidental Petroleum Corp.                         $ 16,513
                                                              --------
           Total Energy                                       $ 16,513
                                                              --------
           Materials - 9.4%
           Diversified Chemical - 2.1%
    83     PPG Industries, Inc.                               $  5,972
                                                              --------
           Diversified Metals & Mining - 5.1%
   349     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 14,595
                                                              --------
           Metal & Glass Containers - 2.2%
   144     Ball Corp.                                         $  6,394
                                                              --------
           Total Materials                                    $ 26,961
                                                              --------
           Capital Goods - 2.8%
           Industrial Conglomerates - 2.8%
   239     Tyco International, Ltd.                           $  8,002
                                                              --------
           Total Capital Goods                                $  8,002
                                                              --------
           Commercial Services & Supplies - 1.4%
           Commercial Printing - 1.4%
   124     R.R. Donnelly & Sons Co.                           $  4,118
                                                              --------
           Total Commercial Services & Supplies               $  4,118
                                                              --------
           Media - 11.4%
           Advertising - 4.3%
   934     The Interpublic Group of Co., Inc.*                $ 12,273
                                                              --------
           Broadcasting & Cable Television - 2.9%
   250     Clear Channel Communications, Inc.                 $  8,320
                                                              --------
           Movies & Entertainment - 4.2%
   341     Viacom, Inc. (Class B)                             $ 11,901
                                                              --------
           Total Media                                        $ 32,494
                                                              --------
           Retailing - 7.9%
           Internet Retail - 2.8%
   356     InterActive Corp.*                                 $  8,010
                                                              --------
           Specialty Stores - 5.1%
   531     Foot Locker, Inc.                                  $ 14,496
                                                              --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05                                    (continued)
--------------------------------------------------------------------------------

 Shares                                                  Value
                                 Retailing - (continued)
           Total Retailing                            $ 22,506
                                                      --------
           Food & Drug Retailing - 6.6%
           Drug Retail - 3.1%
   178     CVS Corp.                                  $  8,870
                                                      --------
           Food Retail - 3.5%
   546     Safeway, Inc.                              $ 10,046
                                                      --------
           Total Food & Drug Retailing                $ 18,916
                                                      --------
           Health Care Equipment & Services - 10.8%
           Health Care Distributors - 2.3%
   163     Wyeth                                      $  6,654
                                                      --------
           Health Care Facilities - 8.5%
   188     HCA, Inc.                                  $  8,875
 1,400     Tenet Healthcare Corp.*                      15,274
                                                      --------
                                                      $ 24,149
                                                      --------
           Total Health Care Equipment & Services     $ 30,803
                                                      --------
           Pharmaceuticals & Biotechnology - 6.0%
           Pharmaceuticals - 6.0%
   596     IVAX Corp.*                                $  9,530
   205     McKesson Corp.                                7,655
                                                      --------
           Total Pharmaceuticals & Biotechnology      $ 17,185
                                                      --------
           Banks - 6.0%
           Thrifts & Mortgage Finance - 6.0%
    79     Freddie Mac                                $  4,898
   301     The PMI Group, Inc.                          12,115
                                                      --------
                                                      $ 17,013
                                                      --------
           Total Banks                                $ 17,013
                                                      --------
           Diversified Financials - 11.6%
           Asset Management & Custody Banks - 2.4%
   231     Federated Investors, Inc.                  $  6,824
                                                      --------
           Consumer Finance - 5.1%
   856     Providian Financial Corp.*                 $ 14,680
                                                      --------
           Investment Banking & Brokerage - 4.1%
   200     Merrill Lynch & Co., Inc.                  $ 11,716
                                                      --------

   The accompanying notes are an integral part of these financial statements.
10

Pioneer Select Value Fund
--------------------------------------------------------------------------------

 Shares                                                       Value
           Diversified Financials - (continued)
           Total Diversified Financials                    $ 33,220
                                                           --------
           Insurance - 2.8%
           Life & Health Insurance - 2.8%
   479     UNUM Corp.                                      $  8,105
                                                           --------
           Total Insurance                                 $  8,105
                                                           --------
           Software & Services - 7.4%
           Data Processing & Outsourced Services - 7.4%
   375     The BISYS Group, Inc.*                          $  5,557
   175     First Data Corp.                                   7,179
   315     SunGard Data Systems, Inc.*                        8,225
                                                           --------
                                                           $ 20,961
                                                           --------
           Total Software & Services                       $ 20,961
                                                           --------
           Technology Hardware & Equipment - 10.7%
           Communications Equipment - 2.0%
   353     Nokia Corp. (A.D.R.)                            $  5,697
                                                           --------
           Computer Hardware - 3.0%
   405     Hewlett-Packard Co.                             $  8,424
                                                           --------
           Computer Storage & Peripherals - 5.7%
   293     Imation Corp.                                   $ 10,076
   191     Storage Technology Corp.*                          6,074
                                                           --------
                                                           $ 16,150
                                                           --------
           Total Technology Hardware & Equipment           $ 30,271
                                                           --------
           Telecommunication Services - 4.6%
           Wireless Telecommunication Services - 4.6%
   503     Vodafone Group Plc (A.D.R.)                     $ 13,224
                                                           --------
           Total Telecommunication Services                $ 13,224
                                                           --------
           Utilities - 4.3%
           Multi-Utilities & Unregulated Power - 4.3%
 1,018     Reliant Energy*                                 $ 12,205
                                                           --------
           Total Utilities                                 $ 12,205
                                                           --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05                                    (continued)
--------------------------------------------------------------------------------

 Shares                                                    Value
           TOTAL INVESTMENTS IN SECURITIES - 109.5%

           (Cost $282,568)(a)                          $312,497
                                                       --------
           OTHER ASSETS AND LIABILITIES - (9.5)%       $(27,032)
                                                       --------
           TOTAL NET ASSETS - 100.0%                   $285,465
                                                       --------

     (A.D.R.) American Depositary Receipt

     *        Non-Income producing security

     (a) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $282,568 was as follows:

              Aggregate gross unrealized gain for all investments in which there
              is an excess of value over tax cost                                   $34,840
              Aggregate gross unrealized loss for all investments in which there
              is an exceeds of tax cost over value                                   (4,911)
                                                                                    -------
              Net unrealized gain                                                   $29,929
                                                                                    -------

Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2005 aggregated $389,202 and $115,580, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/05
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $282,568)     $312,497
  Cash                                                      8,089
  Receivables -
    Dividends and interest receivable                         182
    Due from Pioneer Investment Management, Inc.            8,374
  Other                                                     1,456
                                                         --------
     Total assets                                        $330,598
                                                         --------
LIABILITIES:
  Due to affiliates                                      $  1,601
  Accrued expenses                                         43,532
                                                         --------
     Total liabilities                                   $ 45,133
                                                         --------
NET ASSETS:
  Paid-in capital                                        $249,851
  Accumulated net realized gain on investments              5,685
  Net unrealized gain on investments                       29,929
                                                         --------
     Total net assets                                    $285,465
                                                         --------
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Class A (based on $285,465/25,000 shares)              $  11.42
                                                         --------
MAXIMUM OFFERING PRICE:
  Class A ($11.42 [divided by] 94.25%)                   $  12.12
                                                         --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS 2/28/05
-----------------------------------------------------------------------------
For the period from 6/10/04 (Commencement of Operations) to 2/28/05

INVESTMENT INCOME:
  Dividends                                                   $ 1,840
  Interest                                                         96
                                                              -------
     Total investment income                                            $   1,936
                                                                        ---------
EXPENSES:
  Management fees                                             $ 1,313
  Distribution fees                                               469
  Administrative reimbursements                                10,792
  Custodian fees                                                7,480
  Registration fees                                             3,565
  Professional fees                                            34,588
  Printing expense                                              9,613
  Fees and expenses of nonaffiliated trustees                   4,323
  Miscellaneous                                                 1,325
                                                              -------
     Total expenses                                                     $  73,468
       Less management fees waived and expenses
         reimbursed by Pioneer Investment Management, Inc.                (71,130)
                                                                        ---------
     Net expenses                                                       $   2,338
                                                                        ---------
       Net investment loss                                              $    (402)
                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      $   8,946
                                                                        ---------
  Change in net unrealized gain (loss) on investments                   $  29,929
                                                                        ---------
     Net gain on investments                                            $  38,875
                                                                        ---------
     Net increase in net assets resulting from operations               $  38,473
                                                                        ---------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Select Value Fund
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS 2/28/05
-----------------------------------------------------------------------------
For the period from 6/10/04 (Commencement of Operations) to 2/28/05

                                                                         6/10/04
                                                                           to
                                                                         2/28/05
FROM OPERATIONS:
  Net investment loss                                                   $   (402)
  Net realized gain on investments                                         8,946
  Change in net unrealized gain (loss) on investments                     29,929
                                                                        --------
    Net increase in net assets resulting from operations                $ 38,473
                                                                        --------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
    Class A ($0.12 per share)                                           $ (3,008)
                                                                        --------
     Total distributions to shareowners                                 $ (3,008)
                                                                        --------
  Net increase in net assets                                            $ 35,465
                                                                        --------
NET ASSETS:
  Beginning of period (initial capitalization - 25,000 shares)          $250,000
                                                                        --------
  End of period (including undistributed net investment loss of ($0))   $285,465
                                                                        --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                   6/10/04 (a)
                                                                       to
                                                                     2/28/05
CLASS A
Net asset value, beginning of period                               $   10.00
                                                                   ---------
Increase (decrease) from investment operations:
  Net investment loss                                              $   (0.02)
  Net realized and unrealized gain on investments                       1.56
                                                                   ---------
   Net increase from investment operations                         $    1.54
Distribution to shareowners:
  Net realized gain                                                    (0.12)
                                                                   ---------
Net increase in net asset value                                    $    1.42
                                                                   ---------
Net asset value, end of period                                     $   11.42
                                                                   ---------
Total return*                                                          15.47%(b)
Ratio of net expenses to average net assets +                           1.25%**
Ratio of net investment loss to average net assets +                   (0.21)%**
Portfolio turnover rate                                                   46%(b)
Net assets, end of period (in thousands)                           $     285
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         39.02%**
  Net investment loss                                                 (37.99)%**

(a) Class A shares were first publicly offered on June 10, 2004.
(b) Not annualized
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 25, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2005, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05                              (continued)
--------------------------------------------------------------------------------

    principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions was as follows:
-----------------------------------------------------------------------------

                                  2005
  Distributions paid from:
   Ordinary Income             $3,008
                               ------
   Long-Term capital gain           -
                               ------
    Total                      $3,008
                               ======

Pioneer Select Value Fund
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at February 28, 2005:
--------------------------------------------------------------------------------

                                       2005
  Undistributed ordinary income     $ 5,685
  Unrealized appreciation            29,929
                                    -------
    Total                           $35,614
                                    -------
--------------------------------------------------------------------------------

    At February 28, 2005, the Fund reclassified $253 to decrease accumulated undistributed net realized gain, $149 to decrease paid-in capital and $402 to decrease undistributed net investment loss to reflect permanent book-tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the period ended February 28, 2005.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2005, $1,541 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05                              (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at February 28, 2005.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $60 in distribution fees payable to PFD at February 28, 2005.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended February 28, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Select Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Value Fund (the "Fund") as of February 28, 2005, and the related statement of operations and statement of changes in net assets for the period from June 10, 2004 (commencement of operations) to February 28, 2005, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Value Fund at February 28, 2005, the results of its operations and the changes in its net assets for the period then ended, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP


March 31, 2005

Pioneer Select Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

Pioneer Select Value Fund
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                         Positions Held     Term of Office and   Principal Occupation During  Other Directorships Held
Name and Age             With the Fund      Length of Service    Past Five Years              by this Trustee
John F. Cogan,           Chairman of the    Trustee since 2004.  Deputy Chairman and a        Chairman and Director,
Jr. (78)*                Board,Trustee      Serves until         Director of Pioneer          ICI Mutual Insurnace
                         and President      successor trustee is Global Asset Managment       Company; and Director
                                            elected or earlier   S.p.A ("PGAM");              of Harbor Global Caompany,Ltd.
                                            retirement or        Non-Executive Chairman
                                            removal              and a Director of
                                                                 Pioneer Investment
                                                                 Management USA Inc.
                                                                 ("PIM-USA"); Chairman
                                                                 and a Director of
                                                                 Pioneer Alternative
                                                                 Management (Bermuda)
                                                                 Limited and affiliated
                                                                 funds; President and
                                                                 Director of Pioneer
                                                                 Funds Distributor, Inc.
                                                                 ("PFD"); President of
                                                                 all the Pioneer funds;
                                                                 and of Counsel (since
                                                                 2000, partner prior to
                                                                 2000), Wilmer Cutler
                                                                 Pickering Hale and Dorr
                                                                 LLP (Counsel to PIM-USA
                                                                 and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**    Trustee and        Trustee since 2004.  President and Chief          None
                         Executive Vice     Serves until         Executive Officer,
                         President          successor trustee is PIM-USA since May 2003
                                            elected or earlier   (Director since January
                                            retirement or        2001); President and
                                            removal              Director of Pioneer
                                                                 since May 2003; Chairman
                                                                 and Director of Pioneer
                                                                 Investment Management
                                                                 Shareholder Services,
                                                                 Inc. ("PIMSS") since May
                                                                 2003; Executive Vice
                                                                 President of all the
                                                                 Pioneer Funds since June
                                                                 2003; Executive Vice
                                                                 President and Cheif
                                                                 Operating Officer of
                                                                 PIM-USA , November 2000
                                                                 to May 2003; Executive
                                                                 Vice President , Chief
                                                                 Financial Officer and
                                                                 Treasurer, John Hancock
                                                                 Adviseres, L.L.C.,
                                                                 Boston, MA, November
                                                                 1999 to November 2000;
                                                                 Senior Vice President
                                                                 and Cheif Financial
                                                                 Officer, John Hancock
                                                                 Advisers, L.L.C., April
                                                                 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Pioneer Select Value Fund
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------

                         Positions Held   Length of Service        Principal Occupation During    Other Directorships Held
Name, Age and Address    With the Fund    and Term of Office       Past Five Years                by this Trustee
David R. Bock **(61)     Trustee          Trustee since 2005.      Senior Vice President          Director of The Enterprise
3050 K. Street NW,                        Serves until successor   and Chief Financial            Social Investment
Washington, DC 20007                      trustee is elected or    Officer, I-trax, Inc.          Company (privately-held
                                          earlier retirement or    (publicly traded health        affordable housing
                                          removal.                 care services company)         finance company);
                                                                   (2001 - present);              Director of New York
                                                                   Managing Partner,              Mortgage Trust (publicly
                                                                   Federal City Capital           traded mortgage REIT)
                                                                   Advisors (boutique
                                                                   merchant bank)(1995 -
                                                                   2000; 2002 to 2004);
                                                                   Executive Vice President
                                                                   and Chief Financial
                                                                   Officer, Pedestal Inc.
                                                                   (internet-based mortgage
                                                                   trading company) (2000 -
                                                                   2002)


**Mr. Bock became a Trustee of the Fund on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)        Trustee          Trustee since 2004.      President, Bush International  Director of Brady
3509 Woodbine Street,                     Serves until             (international financial       Corporation (industrial
Chevy Chase, MD 20815                     successor trustee        advisory firm)                 identification and
                                          is elected or earlier                                   specialty coated
                                          retirement or removal                                   material products
                                                                                                  manufacturer),
                                                                                                  Millennium Chemicals,
                                                                                                  Inc. (commodity
                                                                                                  chemicals), Mortgage
                                                                                                  Guaranty Insurance
                                                                                                  Corporation, and R.J.
                                                                                                  Reynolds Tobacco
                                                                                                  Holdings, Inc. (tobacco)
----------------------------------------------------------------------------------------------------------------------------
Margaret B.W.            Trustee          Trustee since 2004.      Founding Director, The         None
Graham (57)                               Serves until             Winthrop Group, Inc.
1001 Sherbrooke                           successor trustee        (consulting firm);
Street West,                              is elected or earlier    Professor of Management,
Montreal, Quebec,                         retirement or removal    Faculty of Management,
Canada H3A 1G5                                                     McGill University


----------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          Positions Held  Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address     With the Fund   and Term of Office      Past Five Years               by this Trustee
Marguerite A. Piret (56)  Trustee         Trustee since 2004.     President and Chief           Director of New America
One Boston Place,                         Serves until            Executive Officer,            High Income Fund, Inc.
28th Floor, Boston, MA                    successor trustee       Newbury, Piret &              (closed-end investment
02108                                     is elected or earlier   Company, Inc.
                                          retirement or removal   (investment banking
                                                                  firm)
----------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)      Trustee         Trustee since 2004.     Senior Consel, Sullivan &     Director, The Swiss
125 Broad Street,                         Serves until            Cromwell (law firm)           Helvetia Fund, Inc.
New York, NY 10004                        successor trustee                                     (closed-end investment
                                          is elected or earlier                                 company) and AMVESCAP
                                          retirement or removal                                 PLC (investment
                                                                                                managers)
----------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)        Trustee         Trustee since 2004.     President, John Winthrop      None
One North Adgers Wharf,                   Serves until            & Co., Inc. (private
Charleston, SC 29401                      successor trustee       investment firm)
                                          is elected or earlier
                                          retirement or removal
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Select Value Fund
----------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                          Positions Held  Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address     With the Fund   and Term of Office      Past Five Years               by this Officer
Dorothy E. Bourassa (57)  Secretary       Since 2004. Serves      Secretary of PIM-USA;         None
                                          at the discretion of    Senior Vice President -
                                          the Board               Legal of Pioneer; and
                                                                  Secretary/Clerk of most
                                                                  of PIM-USA's
                                                                  subsidiaries since
                                                                  October 2000; Secretary
                                                                  of all of the Pioneer
                                                                  Funds since September
                                                                  2003 (Assistant
                                                                  Secretary from November
                                                                  2000 to September 2003);
                                                                  and Senior Counsel,
                                                                  Assistant Vice President
                                                                  and Director of
                                                                  Compliance of PIM-USA
                                                                  from April 1998 through
                                                                  October 2000
----------------------------------------------------------------------------------------------------------------------------
Christopher J.            Assistant       Since 2004. Serves      Assistant Vice President      None
Kelley (40)               Secretary       at the discretion of    and Senior Counsel of
                                          the Board               Pioneer since July 2002;
                                                                  Vice President and
                                                                  Senior Counsel of BISYS
                                                                  Fund Services, Inc.
                                                                  (April 2001 to June
                                                                  2002); Senior Vice
                                                                  President and Deputy
                                                                  General Counsel of Funds
                                                                  Distributor, Inc. (July
                                                                  2000 to April 2001; Vice
                                                                  President and Associate
                                                                  General Counsel from
                                                                  July 1996 to July 2000);
                                                                  Assistant Secretary of
                                                                  all Pioneer Funds since
                                                                  September 2003
----------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)      Assistant       Since 2004. Serves      Partner, Wilmer Cutler        None
                          Secretary       at the discretion of    Pickering Hale and Dorr
                                          the Board               LLP; Assistant Secretary
                                                                  of all Pioneer Funds
                                                                  since September 2003
----------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)         Treasurer       Since 2004. Serves      Vice President - Fund         None
                                          at the discretion of    Accounting,
                                          the Board               Administration and
                                                                  Custody Services of
                                                                  Pioneer; and Treasurer
                                                                  of all of the Pioneer
                                                                  Funds (Assistant
                                                                  Treasurer from June 1999
                                                                  to November 2000)
----------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          Positions Held  Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address     With the Fund   and Term of Office      Past Five Years               by this Officer
Mark E. Bradley (45)      Assistant       Since 2004. Serves      Deputy Treasurer of           None
                          Treasurer       at the discretion of    Pioneer since 2004;
                                          the Board               Treasurer and Senior
                                                                  Vice President, CDC IXIS
                                                                  Asset Management
                                                                  Services from 2002 to
                                                                  2003; Assistant
                                                                  Treasurer and Vice
                                                                  President, MFS
                                                                  Investment Management
                                                                  from 1997 to 2002; and
                                                                  Assistant Treasurer of
                                                                  all of the Pioneer Funds
                                                                  since November 2004
----------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)     Assistant       Since 2004. Serves      Assistant Vice President      None
                          Treasurer       at the discretion of    - Fund Accounting,
                                          the Board               Administration and
                                                                  Custody Services of
                                                                  Pioneer; and Assistant
                                                                  Treasurer of all of the
                                                                  Pioneer Funds since
                                                                  November 2000
----------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)        Assistant       Since 2004. Serves      Fund Accounting Manager       None
                          Treasurer       at the discretion of    - Fund Accounting,
                                          the Board               Administration and
                                                                  Custody Services of
                                                                  Pioneer; and Assistant
                                                                  Treasurer of all of the
                                                                  Pioneer Funds since May
                                                                  2002
----------------------------------------------------------------------------------------------------------------------------
Katherine Kim             Assistant       Since 2004. Serves      Fund Administration           None
Sullivan (31)             Treasurer       at the discretion of    Manager - Fund
                                          the Board               Accounting,
                                                                  Administration and
                                                                  Custody Services since
                                                                  June 2003; Assistant
                                                                  Vice President - Mutual
                                                                  Fund Operations of State
                                                                  Street Corporation from
                                                                  June 2002 to June 2003
                                                                  (formerly Deutsche Bank
                                                                  Asset Management);
                                                                  Pioneer Fund Accounting,
                                                                  Administration and
                                                                  Custody Services (Fund
                                                                  Accounting Manager from
                                                                  August 1999 to May 2002,
                                                                  Fund Accounting Services
                                                                  Supervisor from 1997 to
                                                                  July 1999); Assistant
                                                                  Treasurer of all Pioneer
                                                                  Funds since September
                                                                  2003
----------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                          Positions Held    Length of Service     Principal Occupation During   Other Direcorships Held
Name, Age and Address     With the Fund     and Term of Office    Past Five Years               by this Officer
Martin J. Wolin (37)      Chief Compliance  Since 2004. Serves    Cheif Compliance Officer      None
                          Officer           at the discretion of  of Pioneer (Director of
                                            the Board             Compliance and Senior
                                                                  Consel from November
                                                                  2000 to September 2004);
                                                                  Vice President and
                                                                  Associate General
                                                                  Counsel of UAM Fund
                                                                  Servies, Inc. (mutual
                                                                  fund administration
                                                                  company)from February
                                                                  1998 to November 2000;
                                                                  and Cheif Complience
                                                                  Officer of all of the
                                                                  Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

28

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                           This page for your notes.

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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]
PIONEER
Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   17362-00-0405
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $38,500 in 2005.



(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal year ended February 28, 2005.



(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $6,000 in 2005.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no audit-related and other services provided to the Fund during the fiscal year ended February 28, 2005.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Non-Audit Services
The Funds audit committee is required to pre-approve services to affiliates, as defined by SEC rules, to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended February 28, 2005, there were no services provided to an affiliate that required the Funds audit committee pre-approval.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2005

* Print the name and title of each signing officer under his or her signature.